Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long-Term Debt

Long-term debt consisted of the following:

	December 31,	December 31,
	2019	2018
Funding program loans from European Investment Bank:
3.05% due 2020, floating interest rate at Libor + 1.099%	13	25
2.84% due 2020, floating interest rate at Libor + 0.956%	28	55
0.41% due 2020, floating interest rate at Euribor + 0.817%	14	29
2.46% due 2021, floating interest rate at Libor + 0.525%	60	90
2.48% due 2021, floating interest rate at Libor + 0.572%	58	86
0.24% due 2028, floating interest rate at Euribor + 0.589%	258	292
0.21% due 2029, floating interest rate at Euribor + 0.564%	275	—
Dual tranche senior unsecured convertible bonds
Zero-coupon, due 2022 (Tranche A)	700	681
0.25% due 2024 (Tranche B)	654	635
Other funding program loans:
0.31% (weighted average), due 2020-2023, fixed interest rate	12	16
Other long-term loans:
0.87% (weighted average), due 2020, fixed interest rate	—	1
Total long-term debt	2,072	1,910
Less current portion	(173)	(146)
Total long-term debt, less current portion	1,899	1,764

Long-Term Debt Denominated by Currencies	Long-term debt is denominated in the following currencies:
	December 31, 2019	December 31, 2018
U.S. dollar	1,513	1,572
Euro	559	338
Total	2,072	1,910

Total Long-Term Debt Outstanding Maturities

Aggregate future maturities of total long-term debt (including current portion) at redemption value are as follows:

December 31,
2019
2020	173
2021	118
2022	809
2023	59
2024	807
Thereafter	252
Total	2,218